Stockholder’s Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholder's Equity [Abstract]
Schedule of Black-Scholes Model

The assumptions used in the Black-Scholes model are set forth in the table immediately below:

December 8, 2025
Exercise price	$14.43
Risk-free interest rate	3.81%
Volatility	90.0%
Expected life (years)	7.00
Dividend yield	0.0%

Schedule of Stock Option Grant Activity

The following is an analysis of the stock option grant activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at March 7, 2025	-	$-	$-
Granted	13,120,888	14.43	4.18
Expired	-	-	-
Exercised	-	-	-
Outstanding at December 31, 2025	13,120,888	$14.43	$4.18

Schedule of Stock-Based Compensation in Future Periods

The Company will recognize the remaining total stock-based compensation of $59,464,057 in future periods as follows:

Year	Amount
2026	$13,991,544
2027	13,991,544
2028	13,991,544
2029	13,991,544
Thereafter	3,497,881
Total	$59,464,057